FORM 13-F INFORMATION TABLE


                              UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2010

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sterling Investment Management, Inc.
Address:  3561 East Sunrise Drive
          Suite 117
          Tucson, AZ    85718

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Crandall L. Smith
Title: Managing Director
Phone: 520-293-3311

Signature, Place, and Date of Signing:


Crandall L. Smith              Tucson, AZ            January 19, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               48
                                                  -----------------------

Form 13F Information Table Value Total:            94984.211(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                            Name of Reporting Manager
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE
Column 1		       Column 2		Column 3    Column 4      Column 5        Column 6   Column 7	     Column 8

			       Title of 		  Market Value	SHRS OR SH/ PUT/  Investment  Other     VOTING AUTHORITY
Name of Issuer			Class	         CUSIP	    (x $1000)  PRN AMT PRN CALL   Discretion  Managers  Sole  Shared   None
------------------------------------------------------------------------------------------------------------------------------------
1/100 Berkshire Hathwy ClA     CL A		084670108	7227 	6000		    sole			       6000
Altria Group		       com		02209S1033      3577  145271		    sole			     145271
Berkshire Hathaway Class B     CL B New		084670702	5575   69594 		    sole		              69594
Buckeye Partners LP	       unt ltd prt 	118230101	 200    3000 		    sole			       3000
Cisco Systems Inc	       com		17275R1023	2368  117049	 	    sole			     117049
Comcast Corp Class A	       CL A		20030N1019	3182  144845 		    sole			     144845
Corrections Corp America       com new		22025Y4070	2853  113830 		    sole			     113830
Covidien PLC		       shs		G2554F10 5	 409 	8947 	            sole			       8947
CurrencySh Japan Yen Tr	       japn yen		23130A102	2524   20735 		    sole			      20735
Dell Inc.		       com		24702R1014	1773  130855 		    sole			     130855
Diageo PLC New ADR F	       spon adr new	25243Q2057	1848   24865 		    sole			      24865
Enbridge Energy Management     shs unt lli	29250X1037	 756   11840 		    sole			      11840
Enbridge Energy Ptnrs LP       com		29250R106	 281 	4500 		    sole			       4500
ENSCO International Inc	       spons adr	29358Q1094	2477   46410 		    sole			      46410
Exxon Corporation	       com		30231G1022	1355   18526 		    sole			      18526
Foster Wheeler AG	       com		H27178104	1295   37525 		    sole			      37525
Goldman Sachs GRP	       com		38141G1040	2115   12578 		    sole			      12578
Google Inc		       CL A		38259P508	 525 	 884 		    sole				884
Hillenbrand, Inc.	       com	        4315711089	 932   44797 		    sole			      44797
Hill-Rom Holdings, Inc.	       com		4314751029	2421   61489 		    sole			      61489
Intl Business Machines	       com		459200101	 420 	2865 		    sole			       2865
iShares Barclys1-3Yr Trs Bd    Barclys 1-3 yr	464287457	 395 	4700 		    sole			       4700
iShares iBoxx Invtmt Grd Bd    IBOXX Inv CPBD	464287242	1299   11977 		    sole			      11977
Ivanhoe Mines LTD	       com		46579N1033	1727   75340 		    sole			      75340
Johnson & Johnson	       com		4781601046	3009   48653 		    sole			      48653
Kinder Morgan Energy LP	       UT LTD Partner	4945501066	 672 	9565 		    sole			       9565
Kinder Morgan Management       shs		49455U1007	 634 	9484 		    sole			       9484
Linn Energy LLC UTS	       unit ltd liab	5360201009	 736   19642 		    sole			      19642
McDermott International Inc    com		580037109	 308   14895 		    sole			      14895
Microsoft Corp		       com		5949181045	1687   60452 		    sole			      60452
Occidental Petroleum Corp      com		6745991058	4403   44884 		    sole			      44884
Pepsico Incorporated	       com		7134481081	1148   17568 		    sole			      17568
Pfizer Incorporated	       com		7170811035	5041  287901 		    sole			     287901
Philip Morris International    com		7181721090	3557   60766 		    sole			      60766
Plum Creek Timber Co REIT      com		7292511083	1266   33794 		    sole			      33794
ProShares Short S&P 500	       pshs shrt S&P500	74347R503	1435   32730 		    sole			      32730
Qualcomm Inc		       com		7475251036	2796   56495 		    sole			      56495
Quest Diagnostic Inc	       com		74834L1008	 779   14435 		    sole			      14435
Ryanair Holdings plc	       sponsored adr	7835131043	1120   36420 		    sole			      36420
Schlumberger Ltd	       com		8068571086	2123   25424 		    sole			      25424
SPDR Gold Trust		       GOLD SHS		78463V107	7013   50555 		    sole			      50555
Sprint Nextel Corp.	       com ser 1	8520611000	2885  682085 		    sole			     682085
Telmex Internacional F Ser     spons adr SR L	879690105	 113  120000 		    sole			     120000
UnitedHealth Group Inc	       com		91324P1021	1686   46682 		    sole			      46682
Vodafone Group PLC ADR	       spons adr new	92857W2098	1117   42245 		    sole			      42245
Wal-Mart Stores Inc	       com		9311421039	1535   28458 		    sole			      28458
Waste Management Inc	       com	        94106L1098	 982   26647 		    sole			      26647
Wellpoint Health Ntwrk New     com		94973V1070	1404   24690 		    sole			      24690

TOTAL  $94984.211(x thousand)


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